Long-Term Debt, net - Modification and Extinguishment Accounting (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 10, 2018	Dec. 31, 2018
Credit Facilities Summary Table
Deferred amendments fees		$ 17,200
Gross gain on debt extinguishment		$ 116,365
Other facilities
Credit Facilities Summary Table
Credit line extinguished by new credit facilities	$ 450,800
Corporate cash payment of credit facilities	12,000
Gross gain on debt extinguishment	89,300
Credit Suisse
Credit Facilities Summary Table
Outstanding balance	173,500
Deferred amendments fees	15,100
New Club Facility
Credit Facilities Summary Table
Outstanding balance	125,600
Deferred amendments fees	10,900
Citibank-Eurobank Credit Facility
Credit Facilities Summary Table
Outstanding balance	7,200
Deferred amendments fees	100
Citibank
Credit Facilities Summary Table
Amount of cash flow	152,900
Fair value of refinanced debt	448,200
Total new fees	$ 49,500
Risk adjusted market interest rate (as a percent)	7.15%
Citibank - New Money
Credit Facilities Summary Table
Amount of cash flow	$ 325,900